GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks*(a) – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
39,366	Gazprom PJSC	$ 0
3,021	LUKOIL PJSC	0
27,893	Rosneft Oil Co. PJSC	0

		0

TOTAL COMMON STOCKS (Cost $621,980)		$ 0

Exchange Traded Funds – 31.2%
66,700	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(b)	$ 3,309,321
15,700	iShares Convertible Bond ETF	1,777,711
23,200	iShares Global Clean Energy ETF	407,160
1,600	iShares JP Morgan USD Emerging Markets Bond ETF	151,456
2,600	iShares U.S. Treasury Bond ETF	58,370
25,000	State Street Blackstone Senior Loan ETF	1,010,000
8,800	State Street SPDR Bloomberg Convertible Securities ETF	896,280
9,800	Vanguard Real Estate ETF	969,710
182,400	Vanguard Short-Term Inflation-Protected Securities ETF	9,057,984

TOTAL EXCHANGE TRADED FUNDS (Cost $17,489,171)		$17,637,992

Shares	Dividend Rate	Value

Investment Company(b) – 34.3%
Goldman Sachs Central Government Fund — Institutional Shares
19,394,044	3.760%	$19,394,044
(Cost $19,394,044)

TOTAL INVESTMENTS – 65.5% (Cost $37,505,195)		$37,032,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 34.5%		19,507,993

NET ASSETS – 100.0%		$56,540,029

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,090,000	USD	759,721	09/16/26	$6,594
	BRL	4,530,000	USD	874,834	09/16/26	8,746
	CAD	470,000	USD	335,521	09/16/26	445
	CHF	270,000	USD	335,259	09/16/26	444
	CZK	1,750,000	USD	82,325	09/16/26	1,033
	GBP	900,000	USD	1,203,516	09/16/26	9,433
	KRW	438,540,000	USD	298,281	09/16/26	5,777
	MXN	14,600,000	USD	832,726	09/17/26	6,829
	NOK	7,270,000	USD	758,065	09/16/26	8,483
	NZD	4,440,000	USD	2,602,054	09/16/26	17,033
	PHP	19,100,000	USD	311,491	09/16/26	37
	SEK	2,710,000	USD	284,570	09/16/26	743
	USD	704,782	AUD	1,000,000	09/16/26	1,740
	USD	2,211,787	CAD	3,070,000	09/16/26	17,291
	USD	4,117,740	CHF	3,260,000	09/16/26	64,430
	USD	316,615	CLP	291,530,000	09/16/26	2,945
	USD	2,043,510	EUR	1,760,000	09/16/26	10,151
	USD	987,093	IDR	17,867,460,000	09/16/26	483
	USD	329,727	SEK	3,080,000	09/16/26	5,459
	USD	1,401,317	TWD	44,810,000	09/16/26	12,018

TOTAL						$180,114

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,110,000	USD	789,776	09/16/26	$(9,400)
	CAD	600,000	USD	428,902	09/16/26	(10)
	CLP	257,290,000	USD	287,552	09/16/26	(10,722)
	CZK	5,360,000	USD	256,990	09/16/26	(1,677)
	GBP	240,000	USD	323,972	09/16/26	(518)
	HUF	186,850,000	USD	603,431	09/16/26	(14,098)
	ILS	1,740,000	USD	601,868	09/16/26	(31,699)
	JPY	176,380,000	USD	1,113,497	09/16/26	(779)
	NOK	12,070,000	USD	1,291,914	09/16/26	(19,254)
	PLN	910,000	USD	248,622	09/16/26	(5,038)
	USD	633,303	AUD	910,000	09/16/26	(6,465)
	USD	1,642,295	CAD	2,310,000	09/16/26	(8,938)
	USD	704,875	CHF	570,000	09/16/26	(3,832)
	USD	420,342	CLP	394,770,000	09/16/26	(4,408)
	USD	681,150	CZK	14,500,000	09/16/26	(9,529)
	USD	1,920,252	EUR	1,680,000	09/16/26	(20,683)
	USD	3,412,674	GBP	2,560,000	09/16/26	(37,496)
	USD	297,016	IDR	5,401,090,000	09/16/26	(1,222)
	USD	1,814,029	INR	175,500,000	09/16/26	(17,661)
	USD	1,296,537	JPY	207,890,000	09/16/26	(14,966)
	USD	657,364	KRW	1,007,490,000	09/16/26	(41,171)
	USD	1,280,522	NOK	12,400,000	09/16/26	(26,934)
	USD	2,519,580	NZD	4,390,000	09/16/26	(70,014)
	USD	1,727,258	PHP	107,100,000	09/16/26	(19,583)
	USD	1,227,681	PLN	4,620,000	09/16/26	(8,977)
	USD	555,475	SEK	5,370,000	09/16/26	(9,888)
	USD	383,768	TWD	12,420,000	09/16/26	(1,304)
	USD	309,164	ZAR	5,200,000	09/16/26	(4,417)
	ZAR	12,380,000	USD	750,349	09/16/26	(3,785)

TOTAL						$(404,468)

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3M CORRA	8	03/16/27	$1,390,448	$(526)
3M CORRA	5	06/15/27	867,069	(419)
3M CORRA	1	09/14/27	173,102	—
Brent Crude	5	08/28/26	439,650	22,110
CAC40 Index	6	08/21/26	589,559	8,579
Coffee	1	12/18/26	117,994	6,522
Copper	4	09/28/26	646,550	17,989
Corn	6	12/14/26	139,200	(5,720)
Cotton No.2	2	12/08/26	81,790	2,479
DAX Index	1	09/18/26	741,187	12,351
Dollar Index	14	09/14/26	1,397,046	(4,221)
E-Mini Nasdaq 100 Index	2	09/18/26	1,136,170	(80,397)
E-Mini Russell 2000 Index	8	09/18/26	1,175,200	(27,026)
Euro Stoxx 50 Index	20	09/18/26	1,469,805	10,275
FTSE 100 Index	6	09/18/26	878,599	25,924
FTSE/MIB Index	1	09/18/26	301,779	(1,655)
Gasoil	2	09/10/26	246,100	39,396
Gasoline RBOB	1	09/30/26	119,015	16,940
Gasoline RBOB	2	08/31/26	261,593	20,318
Hang Seng Index	1	08/28/26	165,383	3,915
IBEX 35 Index	2	08/21/26	456,917	11,594
KC HRW Wheat	2	12/14/26	72,375	8,343
Lean Hogs	2	12/14/26	60,540	(1,826)
Live Cattle	1	12/31/26	90,780	(153)
LME Lead	13	08/17/26	599,118	(9,487)
LME Lead	2	10/19/26	93,643	(7,977)
LME Lead	2	09/14/26	92,981	(1,351)
LME Nickel	7	08/17/26	718,553	(14,876)
LME Nickel	5	09/14/26	515,142	44,366
LME Nickel	3	12/14/26	312,538	(13,245)
LME Nickel	1	01/18/27	104,605	48
LME Nickel	3	04/19/27	317,236	(15,838)
LME Primary Aluminum	1	09/14/26	79,710	1,317
LME Primary Aluminum	7	12/14/26	556,365	6,438
LME Primary Aluminum	1	01/18/27	79,368	(4,792)
LME Primary Aluminum	2	11/16/26	159,162	(12,879)
LME Primary Aluminum	5	08/17/26	399,209	(50,950)
LME Primary Aluminum	2	03/15/27	158,312	(9,840)
LME Primary Aluminum	1	06/14/27	78,756	(77)
LME Zinc	8	09/14/26	733,034	21,835
LME Zinc	3	11/16/26	273,141	22,981
LME Zinc	1	12/14/26	90,835	6,575
LME Zinc	2	01/18/27	181,182	17,911
LME Zinc	1	02/15/27	90,422	6,579
LME Zinc	7	08/17/26	648,664	28,950
LME Zinc	1	03/15/27	90,260	3,009
LME Zinc	1	05/17/27	89,835	1,533
Natural Gas	2	03/29/27	56,640	(2,196)
NY Harbor ULSD	1	08/31/26	172,011	1,064
Omxs30 Index	16	08/21/26	547,437	13,509
S&P 500 E-Mini Index	26	09/18/26	9,775,025	(133,714)
S&P Mid 400 Emini	4	09/18/26	1,509,160	(15,102)
S&P Toronto Stock Exchange 60 Index	2	09/17/26	594,785	1,743
Soybean	3	01/14/27	180,188	4,803
Soybean Meal	2	01/14/27	64,700	3,193
Soybean Oil	5	11/13/26	296,875	(9,704)
Soybean Oil	2	01/14/27	80,220	(2,479)
Sugar 11	4	02/26/27	69,574	4,243
TOPIX Futures	2	09/10/26	501,116	(396)
VSTOXX Index	248	08/19/26	529,065	(14,691)
Wheat	4	09/14/26	127,850	(5,963)
Wheat	2	12/14/26	65,750	4,093
WTI Crude	6	08/20/26	508,020	34,513

Total				$(12,062)

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.K. Long Gilt	(15)	09/28/26	$(1,748,504)	$10,370
10 Year U.S. Treasury Notes	(67)	09/21/26	(7,236,000)	71,533
2 Year U.S. Treasury Notes	(46)	09/30/26	(9,458,031)	20,815
20 Year U.S. Treasury Bonds	(18)	09/21/26	(1,949,625)	47,776
3 Month SOFR	(51)	06/15/27	(12,215,138)	20,855
3 Month SOFR	(40)	03/16/27	(9,592,000)	5,622
3 Month SOFR	(45)	03/14/28	(10,783,688)	22,932
3 Month SOFR	(51)	12/14/27	(12,215,138)	24,131
3 Month SOFR	(52)	09/14/27	(12,450,750)	23,671
3 Month SOFR	(40)	06/20/28	(9,588,500)	19,472
3 Month SOFR	(36)	09/19/28	(8,630,550)	14,566
3 Month SOFR	(30)	12/19/28	(7,191,750)	8,600
30 Year German Euro-Buxl	(9)	09/08/26	(1,098,237)	11,114
3M Euribor	(25)	03/15/27	(6,997,818)	3,865
3M Euribor	(16)	12/14/26	(4,484,138)	1,331
3M Euribor	(29)	06/14/27	(8,113,288)	7,323
3M Euribor	(29)	09/13/27	(8,113,288)	9,123
3M Euribor	(29)	12/13/27	(8,115,378)	10,324
3M Euribor	(28)	03/13/28	(7,836,749)	8,595
3M Euribor	(25)	06/19/28	(6,997,457)	6,546
3M Euribor	(20)	09/18/28	(5,597,966)	1,686
3M SARON	(2)	09/14/27	(616,859)	(77)
5 Year German Euro-Bobl	(38)	09/08/26	(4,988,434)	15,697
5 Year German Euro-Bund	(39)	09/08/26	(5,592,823)	28,682
5 Year U.S. Treasury Notes	(60)	09/30/26	(6,358,594)	43,041
ASX 90 Day Bank Accepted Bills	(15)	12/10/26	(10,436,631)	(1,628)
ASX 90 Day Bank Accepted Bills	(17)	03/11/27	(11,827,893)	(1,933)
ASX 90 Day Bank Accepted Bills	(19)	06/10/27	(13,220,377)	(1,781)
Australian 10 Year Government Bonds	(18)	09/15/26	(1,369,437)	(5,306)
Canada 10 Year Government Bonds	(12)	09/18/26	(1,016,771)	5,914
CBOE Volatility Index	(5)	08/19/26	(90,523)	15,214
CBOE Volatility Index	(8)	09/16/26	(153,999)	10,030
CBOE Volatility Index	(8)	10/21/26	(162,439)	912
Corn	(15)	09/14/26	(330,563)	(14,701)
Euro BTP	(10)	09/08/26	(1,340,191)	2,791
Euro-Schatz	(60)	09/08/26	(7,296,325)	9,443
French 10 Year Government Bonds	(14)	09/08/26	(1,890,958)	6,011
FTSE/JSE Top 40 Index	(3)	09/17/26	(187,413)	(1,301)
Gold	(2)	12/29/26	(821,400)	(836)
HSCEI	(2)	08/28/26	(110,119)	(3,430)
Ice 3M Sonia Index	(3)	03/16/27	(969,066)	(960)
Ice 3M Sonia Index	(10)	06/15/27	(3,224,662)	(560)
Ice 3M Sonia Index	(10)	09/14/27	(3,222,135)	1,811
Ice 3M Sonia Index	(11)	03/14/28	(3,544,719)	3,722
Ice 3M Sonia Index	(11)	12/14/27	(3,543,792)	2,941
Ice 3M Sonia Index	(12)	06/20/28	(3,867,977)	3,899

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Ice 3M Sonia Index	(12)	09/19/28	$(3,868,584)	$3,526
Ice 3M Sonia Index	(11)	12/19/28	(3,546,202)	(67)
Japan 10 Year Government Bond	(3)	09/14/26	(2,395,965)	(4,085)
KC HRW Wheat	(2)	09/14/26	(70,750)	(8,232)
Lean Hogs	(2)	10/14/26	(67,880)	534
Live Cattle	(1)	10/30/26	(90,900)	(1,643)
LME Lead	(13)	08/17/26	(599,118)	30,270
LME Lead	(2)	10/19/26	(93,643)	7,194
LME Lead	(15)	09/14/26	(697,354)	7,946
LME Nickel	(7)	08/17/26	(718,553)	(6,423)
LME Nickel	(7)	09/14/26	(721,199)	(62,397)
LME Nickel	(3)	12/14/26	(312,538)	12,829
LME Nickel	(1)	01/18/27	(104,605)	3,049
LME Nickel	(2)	04/19/27	(211,491)	18,130
LME Primary Aluminum	(2)	09/14/26	(159,421)	6,569
LME Primary Aluminum	(7)	12/14/26	(556,365)	1,901
LME Primary Aluminum	(1)	01/18/27	(79,368)	5,680
LME Primary Aluminum	(5)	08/17/26	(399,209)	6,723
LME Primary Aluminum	(2)	11/16/26	(159,162)	17,404
LME Primary Aluminum	(2)	03/15/27	(158,312)	12,120
LME Zinc	(3)	09/14/26	(274,888)	(6,280)
LME Zinc	(3)	11/16/26	(273,141)	(22,389)
LME Zinc	(1)	12/14/26	(90,835)	(8,614)
LME Zinc	(2)	01/18/27	(181,182)	(19,999)
LME Zinc	(7)	08/17/26	(648,664)	(32,322)
LME Zinc	(1)	02/15/27	(90,422)	(2,966)
LME Zinc	(1)	03/15/27	(90,260)	(2,443)
MSCI EAFE Index	(4)	09/18/26	(636,460)	(3,828)
Natural Gas	(12)	08/27/26	(329,640)	23,687
Silver	(1)	09/28/26	(288,930)	(3,573)
Soybean Meal	(2)	12/14/26	(64,240)	(3,127)
Soybean Oil	(4)	12/14/26	(160,560)	6,047
Sugar 11	(9)	09/30/26	(147,773)	(5,209)

Total				$437,857

TOTAL FUTURES CONTRACTS				$425,795

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Ind 46	(1.000)%	0.528%	06/20/31		$9,550	$(208,108)	$(191,683)	$(16,425)
ICE CD ITXEB 45	(1.000)	0.537	06/20/31	EUR	4,700	(119,818)	(123,994)	4,176
Protection Sold:
CDX.NA.HY Ind 46	5.000	3.121	06/20/31		$5,300	430,628	347,974	82,654
ICE CD ITXEX 45	5.000	2.608	06/20/31	EUR	4,400	535,061	401,523	133,538

TOTAL						$637,763	$433,820	$203,943

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BCOMRS Index	0.000%	BofA Securities LLC	07/12/27		$1	$1,780
DBCDSBEF Index(b)	0.000	Deutsche Bank AG (London)	08/11/26	EUR	38	(780)
DBCDSBUF Index(b),(c)	0.000	Deutsche Bank AG (London)	08/11/26		43	(5,700)
JPOSFES1 Index(b),(c)	0.000	JPMorgan Securities, Inc.	08/11/26		2	1,828
AMZX Index	12M SOFR+0.710%	JPMorgan Securities, Inc.	04/09/27		—	8,867
AMZX Index	12M SOFR+0.750%	JPMorgan Securities, Inc.	05/10/27		—	7,386
AMZX Index	12M SOFR+0.870%	JPMorgan Securities, Inc.	07/09/27		—	20,520
BCOMRS Index	0.000	JPMorgan Securities, Inc.	08/12/26		2	4,360
BCOMRS Index	0.000	JPMorgan Securities, Inc.	03/10/27		1	2,028
JCUBIXY1 Index(b)	0.000	JPMorgan Securities, Inc.	08/11/26		5	4,369
JPOSCUVS Index(c)	0.000	JPMorgan Securities, Inc.	08/11/26		4	33,516
JPOSSVV1 Index	0.000	JPMorgan Securities, Inc.	08/11/26		2	4,794
AMZX Index	12M SOFR+0.680%	MS & Co. Int. PLC	01/11/27		—	11,962
MSCBVMH3 Index	0.000	MS & Co. Int. PLC	08/10/26		42	71
MSFVWGTT Index	0.000	MS & Co. Int. PLC	08/10/26		115	20,511
MSVXCS01 Index	0.000	MS & Co. Int. PLC	08/10/26		3	11,709

TOTAL						$127,221

(a)	Payments made monthly.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3. (c) The top 50 components are shown below.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (MSFVWGTT) of Options & Futures

Caption	Security Type	Shares	Value	Weight

10 Year U.S. Treasury Notes, 108.000	Options	—	$—	0.0%
10 Year U.S. Treasury Notes, 108.500	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.250	Options	—	—	0.0
10 Year U.S. Treasury Notes, 106.750	Options	—	—	0.0
10 Year U.S. Treasury Notes, 108.250	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.500	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.000	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.750	Options	—	—	0.0
10 Year U.S. Treasury Notes, 108.000	Options	—	—	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(7)	—	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(10)	—	0.0
10 Year U.S. Treasury Notes, 107.250	Options	(14)	—	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(20)	—	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(20)	—	0.0
10 Year U.S. Treasury Notes, 108.750	Options	(22)	—	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(28)	—	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(30)	—	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(40)	—	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(190)	—	0.0
10 Year U.S. Treasury Notes, 107.500	Options	(14)	(1)	0.0
10 Year U.S. Treasury Notes, 107.750	Options	(14)	(1)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(7)	(2)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(14)	(2)	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(24)	(3)	0.0
10 Year U.S. Treasury Notes, 107.750	Options	(22)	(4)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(22)	(6)	0.0
10 Year U.S. Treasury Notes, 107.250	Options	(49)	(7)	0.0
10 Year U.S. Treasury Notes, 108.750	Options	(119)	(7)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(22)	(8)	0.0
10 Year U.S. Treasury Notes, 107.500	Options	(49)	(10)	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(22)	(12)	0.0
10 Year U.S. Treasury Notes, 107.750	Options	(49)	(13)	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(24)	(15)	0.0
10 Year U.S. Treasury Notes, 108.750	Options	(22)	(17)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(48)	(17)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(48)	(23)	0.0
10 Year U.S. Treasury Notes	Futures	(113)	(12,158)	(0.6)

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBVMH3) of Options & Futures

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF, 82.000, 08/21/26	Options	73	$73	0.0%
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 09/18/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.500, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.500, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.500, 08/21/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 10/16/26	Options	—	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 09/18/26	Options	(1)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 08/21/26	Options	(1)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF	Futures	(1)	—	0.0

A basket (DBCDSBUF) of Swaps

Teck Resources Limited	Swaps	(129)	(2,655)	0.5
Netflix, Inc.	Swaps	(129)	(2,645)	0.5
Marathon Petroleum Corp.	Swaps	(129)	(2,601)	0.5
HCA Inc.	Swaps	(129)	(2,590)	0.5
Best Buy Co. Inc.	Swaps	(129)	(2,573)	0.5
T-Mobile USA, Inc.	Swaps	(129)	(2,486)	0.4
Advanced Micro Devices, Inc.	Swaps	(129)	(2,391)	0.4
Radian Group Inc.	Swaps	(129)	(2,375)	0.4
DXC Technology Company	Swaps	(55)	(544)	0.1
Barrick Gold Corporation	Swaps	(129)	(440)	0.1
Newmont Corporation	Swaps	(129)	(431)	0.1
AbbVie Inc.	Swaps	(129)	(428)	0.1
Boston Scientific Corporation	Swaps	(129)	(397)	0.1
ConocoPhillips	Swaps	(129)	(396)	0.1
Honeywell International Inc.	Swaps	(109)	(388)	0.1
American Electric Power Company, Inc.	Swaps	(129)	(366)	0.1
The Cigna Group	Swaps	(129)	(346)	0.1
TransCanada PipeLines Limited	Swaps	(129)	(334)	0.1
Valero Energy Corporation	Swaps	(129)	(329)	0.1
CDX.NA.IG.46 Index	Swaps	(129)	(328)	0.1
Kinder Morgan, Inc.	Swaps	(129)	(328)	0.1
Simon Property Group, L.P.	Swaps	(129)	(327)	0.1
FirstEnergy Corp.	Swaps	(121)	(320)	0.1
The PNC Financial Services Group, Inc.	Swaps	(129)	(312)	0.1
Microsoft Corp.	Swaps	(129)	(302)	0.1
CSX Corporation	Swaps	(77)	(297)	0.1
The Williams Companies, Inc.	Swaps	(129)	(290)	0.1
General Mills, Inc.	Swaps	(129)	(289)	0.1
Canadian Natural Resources Limited	Swaps	(129)	(286)	0.1
Enbridge Inc.	Swaps	(129)	(274)	0.0
Energy Transfer L.P.	Swaps	(129)	(266)	0.0
Halliburton Company	Swaps	(107)	(257)	0.0
NextEra Energy Capital Holdings, Inc.	Swaps	(129)	(211)	0.0
Amazon.com, Inc	Swaps	(107)	(205)	0.0
McKesson Corporation	Swaps	(56)	(185)	0.0
Bristol-Myers Squibb Company	Swaps	(48)	(160)	0.0
United Parcel Service, Inc.	Swaps	(43)	(150)	0.0
RTX Corporation	Swaps	(45)	(147)	0.0
Pfizer Inc.	Swaps	(44)	(144)	0.0
Lennar Corporation	Swaps	(7)	(138)	0.0
Baxter International Inc.	Swaps	(121)	(134)	0.0
AT&T Inc.	Swaps	(129)	(132)	0.0
Hess Corporation	Swaps	(21)	(68)	0.0
Conagra Brands, Inc.	Swaps	(129)	(67)	0.0
Verizon Communications Inc.	Swaps	(63)	(66)	0.0
HSBC Holdings PLC	Swaps	(129)	(65)	0.0
The Campbell Soup Company	Swaps	(129)	(64)	0.0
Sempra	Swaps	(21)	(60)	0.0
International Paper Company	Swaps	(22)	(51)	0.0
Ovintiv Inc.	Swaps	(31)	(43)	0.0

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBEF) of Swaps

Caption	Security Type	Shares	Value	Weight

EDP, S.A	Swaps	1,163	$24,490	0.5%
Dolce & Gabbana	Swaps	1,163	24,028	0.5
Smurfit Kappa Acquisitions Unlimited Company	Swaps	1,163	23,882	0.5
Wendel	Swaps	1,163	23,096	0.5
ITV PLC	Swaps	1,163	22,880	0.5
CNH Industrial N.V.	Swaps	1,163	22,806	0.5
Cellnex Telecom, S.A	Swaps	1,163	22,394	0.4
Stora Enso OYJ	Swaps	1,163	22,250	0.4
Louis Dreyfus Company B.V.	Swaps	1,124	21,262	0.4
Heidelberg Materials AG	Swaps	1,054	21,173	0.4
ArcelorMittal SA	Swaps	969	18,856	0.4
Stellantis N.V.	Swaps	872	12,710	0.3
Anglo American PLC	Swaps	632	12,639	0.3
Leonardo Societa per Azioni	Swaps	388	8,214	0.2
Glencore International AG	Swaps	361	7,264	0.1
Vodafone Group Public Limited Company	Swaps	1,163	2,921	0.1
British American Tobacco P.L.C	Swaps	1,163	2,732	0.1
Henkel AG & Co. KGaA	Swaps	775	2,435	0.0
Pernod Ricard	Swaps	1,000	2,223	0.0
Imperial Brands PLC	Swaps	1,163	2,191	0.0
Aviva PLC	Swaps	1,146	2,167	0.0
Polartec, LLC	Swaps	683	2,086	0.0
ENEL S.p.A.	Swaps	856	1,975	0.0
Experian Finance PLC	Swaps	581	1,904	0.0
Svenska Handelsbanken AB	Swaps	375	1,344	0.0
Pearson PLC	Swaps	578	1,285	0.0
Marks and Spencer P.L.C	Swaps	835	1,158	0.0
Diageo PLC	Swaps	388	1,055	0.0
Bertelsmann SE & Co. KGaA	Swaps	388	1,053	0.0
Bekaert SA	Swaps	879	1,030	0.0
UNILEVER PLC	Swaps	172	598	0.0
Centrica PLC	Swaps	194	459	0.0
Repsol, S.A.	Swaps	194	365	0.0
Carrefour S.A.	Swaps	194	316	0.0
Danske Bank A/S	Swaps	104	208	0.0
Unibail-Rodamco-Westfield SE	Swaps	194	202	0.0
Mediobanca – Banca di Credito Finanziario S.p.A.	Swaps	98	180	0.0
Sanofi	Swaps	41	134	0.0
National Grid PLC	Swaps	41	103	0.0
Bayer Aktiengesellschaft	Swaps	26	58	0.0
WPP 2005 Limited	Swaps	364	(368)	0.0
Südzucker AG	Swaps	1,163	(2,752)	(0.1)
PostNL N.V.	Swaps	1,163	(3,450)	(0.1)

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVE FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPOSCUVS) of Futures & Options

Caption	Security Type	Shares	Value	Weight

S&P 500 E-Mini Index	Futures	7	$50,672	1.5%
Advanced Micro Devices Inc, 220.000, 08/21/26	Options	1	133	0.0
Apple Inc, 265.000, 09/18/26	Options	3	127	0.0
Amazon.com Inc, 220.000, 08/21/26	Options	2	127	0.0
Apple Inc, 270.000, 09/18/26	Options	3	114	0.0
Amazon.com Inc, 225.000, 09/18/26	Options	2	101	0.0
Advanced Micro Devices Inc, 220.000, 09/18/26	Options	—	101	0.0
Apple Inc, 280.000, 08/21/26	Options	3	91	0.0
Micron Technology Inc, 440.000, 08/21/26	Options	—	89	0.0
Apple Inc, 275.000, 10/16/26	Options	2	88	0.0
Microsoft Corp, 405.000, 01/15/27	Options	1	80	0.0
Amazon.com Inc, 220.000, 09/18/26	Options	1	76	0.0
NVIDIA Corp, 200.000, 11/20/26	Options	4	75	0.0
Advanced Micro Devices Inc, 210.000, 09/18/26	Options	—	75	0.0
Amazon.com Inc, 260.000, 01/15/27	Options	2	75	0.0
Apple Inc, 285.000, 10/16/26	Options	2	71	0.0
Microsoft Corp, 395.000, 10/16/26	Options	1	71	0.0
NVIDIA Corp, 185.000, 09/18/26	Options	3	69	0.0
Microsoft Corp, 390.000, 09/18/26	Options	1	62	0.0
Advanced Micro Devices Inc, 210.000, 08/21/26	Options	—	62	0.0
NVIDIA Corp, 210.000, 10/16/26	Options	5	61	0.0
Microsoft Corp, 430.000, 08/21/26	Options	2	60	0.0
Microsoft Corp, 415.000, 01/15/27	Options	1	60	0.0
NVIDIA Corp, 210.000, 11/20/26	Options	3	58	0.0
Advanced Micro Devices Inc, 230.000, 08/21/26	Options	—	57	0.0
NVIDIA Corp, 190.000, 09/18/26	Options	3	57	0.0
Microsoft Corp, 420.000, 08/21/26	Options	1	57	0.0
Apple Inc, 275.000, 09/18/26	Options	1	56	0.0
NVIDIA Corp, 205.000, 11/20/26	Options	3	52	0.0
Amazon.com Inc, 225.000, 08/21/26	Options	1	51	0.0
Microsoft Corp, 410.000, 01/15/27	Options	1	50	0.0
NVIDIA Corp, 215.000, 01/15/27	Options	3	49	0.0
Cisco Systems Inc, 82.500, 09/18/26	Options	1	49	0.0
Tesla Inc, 390.000, 08/21/26	Options	1	48	0.0
Microsoft Corp, 395.000, 12/18/26	Options	1	47	0.0
NVIDIA Corp, 185.000, 01/15/27	Options	3	47	0.0
Broadcom Inc, 350.000, 08/21/26	Options	1	47	0.0
Apple Inc, 310.000, 12/18/26	Options	2	47	0.0
NVIDIA Corp, 195.000, 08/21/26	Options	4	46	0.0
NVIDIA Corp, 210.000, 01/15/27	Options	2	45	0.0
Apple Inc, 290.000, 08/21/26	Options	2	44	0.0
Amazon.com Inc, 260.000, 12/18/26	Options	1	44	0.0
NVIDIA Corp, 190.000, 01/15/27	Options	3	43	0.0
NVIDIA Corp, 200.000, 01/15/27	Options	2	42	0.0
Broadcom Inc, 340.000, 09/18/26	Options	1	42	0.0
NVIDIA Corp, 185.000, 10/16/26	Options	5	42	0.0
Amazon.com Inc, 255.000, 12/18/26	Options	1	41	0.0
Apple Inc, 315.000, 12/18/26	Options	2	41	0.0
Microsoft Corp, 445.000, 11/20/26	Options	1	40	0.0
Broadcom Inc, 390.000, 11/20/26	Options	1	39	0.0

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Caption	Security Type	Shares	Value	Weight

A basket (MSVXCS01) of Futures & Options
CBOE Volatility Index	Futures	21	$375	0.0%
CBOE Volatility Index	Futures	13	252	0.0
CBOE Volatility Index, 33.000, 08/19/26	Options	—	—	0.0
CBOE Volatility Index, 32.000, 08/19/26	Options	—	—	0.0
CBOE Volatility Index, 35.000, 08/19/26	Options	—	—	0.0
CBOE Volatility Index, 31.000, 09/16/26	Options	—	—	0.0
CBOE Volatility Index, 32.000, 09/16/26	Options	—	—	0.0
CBOE Volatility Index, 30.000, 09/16/26	Options	—	—	0.0
CBOE Volatility Index, 30.000, 08/19/26	Options	(1)	—	0.0
CBOE Volatility Index, 31.000, 08/19/26	Options	(1)	—	0.0
CBOE Volatility Index, 29.000, 08/19/26	Options	(2)	(1)	0.0
CBOE Volatility Index, 20.000, 08/19/26	Options	(2)	(2)	0.0
CBOE Volatility Index, 28.000, 08/19/26	Options	(5)	(2)	0.0
CBOE Volatility Index, 29.000, 09/16/26	Options	(3)	(3)	0.0
CBOE Volatility Index, 26.000, 08/19/26	Options	(9)	(4)	0.0
CBOE Volatility Index, 20.500, 08/19/26	Options	(6)	(5)	0.0
CBOE Volatility Index, 24.500, 08/19/26	Options	(10)	(5)	0.0
CBOE Volatility Index, 23.500, 09/16/26	Options	(4)	(6)	0.0
CBOE Volatility Index, 27.000, 08/19/26	Options	(13)	(6)	0.0
CBOE Volatility Index, 24.000, 09/16/26	Options	(5)	(7)	0.0
CBOE Volatility Index, 28.000, 09/16/26	Options	(8)	(8)	0.0
CBOE Volatility Index, 21.000, 08/19/26	Options	(12)	(9)	0.0
CBOE Volatility Index, 23.500, 08/19/26	Options	(15)	(9)	0.0
CBOE Volatility Index, 24.500, 09/16/26	Options	(8)	(10)	0.0
CBOE Volatility Index, 25.000, 08/19/26	Options	(21)	(11)	0.0
CBOE Volatility Index, 26.000, 09/16/26	Options	(11)	(12)	0.0
CBOE Volatility Index, 21.500, 08/19/26	Options	(19)	(14)	0.0
CBOE Volatility Index, 22.000, 08/19/26	Options	(21)	(14)	0.0
CBOE Volatility Index, 23.000, 08/19/26	Options	(23)	(14)	0.0
CBOE Volatility Index, 24.000, 08/19/26	Options	(25)	(14)	0.0
CBOE Volatility Index, 27.000, 09/16/26	Options	(15)	(15)	0.0
CBOE Volatility Index, 25.000, 09/16/26	Options	(14)	(16)	0.0
CBOE Volatility Index, 22.500, 08/19/26	Options	(24)	(16)	0.0
CBOE Volatility Index, 23.000, 09/16/26	Options	(13)	(19)	0.0

A basket (JPOSFES1) of Options & Forwards

Call EUR/Put USD, 1.149, 08/20/26	Options	154,351	1,080	0.6
Call EUR/Put USD, 1.150, 08/25/26	Options	144,476	1,041	0.6
Call EUR/Put USD, 1.152, 08/26/26	Options	169,041	1,027	0.6
Call EUR/Put USD, 1.150, 08/24/26	Options	136,285	957	0.5
Call EUR/Put USD, 1.159, 08/28/26	Options	260,112	948	0.5
Call EUR/Put USD, 1.153, 08/17/26	Options	218,579	934	0.5
Call EUR/Put USD, 1.151, 08/21/26	Options	141,104	917	0.5
Call EUR/Put USD, 1.155, 08/07/26	Options	401,678	914	0.5
Call EUR/Put USD, 1.154, 08/10/26	Options	298,391	861	0.5
Call EUR/Put USD, 1.156, 08/12/26	Options	315,992	846	0.5
Call EUR/Put USD, 1.153, 08/05/26	Options	380,458	829	0.5
Call EUR/Put USD, 1.153, 08/18/26	Options	173,678	799	0.4
Call EUR/Put USD, 1.153, 08/19/26	Options	168,550	794	0.4
Call EUR/Put USD, 1.153, 08/03/26	Options	781,210	780	0.4
Call EUR/Put USD, 1.156, 08/14/26	Options	236,650	749	0.4
Call EUR/Put USD, 1.157, 08/13/26	Options	311,671	738	0.4
Call EUR/Put USD, 1.157, 08/06/26	Options	517,382	647	0.4
Call EUR/Put USD, 1.166, 08/27/26	Options	343,838	585	0.3
Call EUR/Put USD, 1.158, 08/11/26	Options	314,127	504	0.3
Call EUR/Put USD, 1.155, 08/04/26	Options	580,098	495	0.3
Buy EUR/Sell USD	Forwards	(3)	(3)	0.0
Buy EUR/Sell USD	Forwards	(15)	(17)	0.0
Buy EUR/Sell USD	Forwards	(21)	(24)	0.0
Buy EUR/Sell USD	Forwards	(27)	(31)	0.0
Buy EUR/Sell USD	Forwards	(43)	(50)	0.0
Buy EUR/Sell USD	Forwards	(50)	(58)	0.0
Buy EUR/Sell USD	Forwards	(54)	(62)	0.0
Buy EUR/Sell USD	Forwards	(57)	(66)	0.0
Buy EUR/Sell USD	Forwards	(59)	(68)	0.0
Buy EUR/Sell USD	Forwards	(64)	(74)	0.0
Buy EUR/Sell USD	Forwards	(65)	(75)	0.0
Buy EUR/Sell USD	Forwards	(68)	(78)	0.0
Buy EUR/Sell USD	Forwards	(95)	(109)	(0.1)
Buy EUR/Sell USD	Forwards	(102)	(118)	(0.1)
Buy EUR/Sell USD	Forwards	(107)	(123)	(0.1)
Buy EUR/Sell USD	Forwards	(108)	(124)	(0.1)
Buy EUR/Sell USD	Forwards	(114)	(131)	(0.1)
Buy EUR/Sell USD	Forwards	(114)	(131)	(0.1)
Buy EUR/Sell USD	Forwards	(114)	(131)	(0.1)
Buy EUR/Sell USD	Forwards	(115)	(132)	(0.1)
Buy EUR/Sell USD	Forwards	(122)	(140)	(0.1)
Buy EUR/Sell USD	Forwards	(124)	(143)	(0.1)
Buy EUR/Sell USD	Forwards	(127)	(146)	(0.1)
Buy EUR/Sell USD	Forwards	(132)	(152)	(0.1)
Buy EUR/Sell USD	Forwards	(133)	(153)	(0.1)
Buy EUR/Sell USD	Forwards	(143)	(164)	(0.1)
Buy EUR/Sell USD	Forwards	(160)	(184)	(0.1)
Buy EUR/Sell USD	Forwards	(161)	(185)	(0.1)
Buy EUR/Sell USD	Forwards	(176)	(203)	(0.1)
Buy EUR/Sell USD	Forwards	(181)	(208)	(0.1)

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index		$24.000	08/19/2026	50		$120,000	$2,750	$11,840	$(9,090)
CBOE Volatility Index		23.000	09/16/2026	50		115,000	6,975	12,265	(5,290)
CBOE Volatility Index		22.000	10/21/2026	80		176,000	18,800	20,980	(2,180)

Total purchased option contracts				180			$28,525	$45,085	$(16,560)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,525.000	08/07/2026	(1)	EUR	(652,500)	(17)	(135)	118
Euro Stoxx 50 Index		6,500.000	08/14/2026	(1)		(650,000)	(174)	(130)	(44)
Euro Stoxx 50 Index		6,550.000	08/21/2026	(1)		(655,000)	(187)	(217)	30
S&P 500 Index		$7,575.000	08/03/2026	(1)		$(757,500)	(35)	(1,062)	1,027
S&P 500 Index		7,585.000	08/05/2026	(1)		(758,500)	(282)	(376)	94
S&P 500 Index		7,800.000	08/05/2026	(1)		(780,000)	(10)	(796)	786
S&P 500 Index		7,580.000	08/07/2026	(1)		(758,000)	(1,075)	(693)	(382)
S&P 500 Index		7,850.000	08/12/2026	(1)		(785,000)	(23)	(1,190)	1,167
S&P 500 Index		7,800.000	08/19/2026	(1)		(780,000)	(227)	(1,129)	901
S&P 500 Index		7,725.000	08/26/2026	(1)		(772,500)	(1,515)	(945)	(570)

				(10)			$(3,545)	$(6,673)	$3,127

Puts
Euro Stoxx 50 Index	EUR	6,000.000	08/07/2026	(3)	EUR	(1,800,000)	(35)	(1,007)	973
Euro Stoxx 50 Index		5,950.000	08/14/2026	(2)		(1,190,000)	(118)	(701)	583
Euro Stoxx 50 Index		5,975.000	08/21/2026	(3)		(1,792,500)	(464)	(837)	374
S&P 500 Index		$7,215.000	08/03/2026	(1)		$(721,500)	(32)	(1,399)	1,366
S&P 500 Index		7,225.000	08/05/2026	(1)		(722,500)	(195)	(5,329)	5,134
S&P 500 Index		7,245.000	08/05/2026	(1)		(724,500)	(230)	(3,409)	3,179
S&P 500 Index		7,270.000	08/07/2026	(1)		(727,000)	(620)	(1,415)	795
S&P 500 Index		7,250.000	08/12/2026	(1)		(725,000)	(1,170)	(3,391)	2,221
S&P 500 Index		7,200.000	08/19/2026	(1)		(720,000)	(1,880)	(4,013)	2,133
S&P 500 Index		7,075.000	08/26/2026	(1)		(707,500)	(1,910)	(5,290)	3,380

				(15)			$(6,654)	$(26,791)	$20,138

Total written option contracts				(25)			$(10,199)	$(33,464)	$23,265

TOTAL				155			$18,326	$11,621	$6,705

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 46	— CDX North America Investment Grade Index 46
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC